Stockholders' Equity (Details) - USD ($)	1 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock subject to possible redemption, shares		28,389,295	28,817,019	0
Common stock exercised shares	211,561
Common stock remaining outstanding	29,803,439
Redemption price per shares	$ 10.29
Aggregate amount	$ 2,176,000
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized		110,000,000	110,000,000
Class A Common Stock [Member]
Stockholders' Equity (Textual)
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		1,414,144	1,197,981	0
Common stock, shares outstanding		1,414,144	1,197,981	0
Common stock subject to possible redemption, shares		28,389,295	28,817,019	0
Class B Common Stock [Member]
Stockholders' Equity (Textual)
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, shares issued		7,503,750	7,503,750	7,503,750
Common stock, shares outstanding		7,503,750	7,503,750	7,503,750